Reserve for Property-Liability Insurance Claims and Claims Expense (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total auto
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	$ (381)	$ (179)
Catastrophes
Increase (decrease) in claims and claims expense
Losses from catastrophes, net of recoveries	3,820	2,210	2,070
Reserve reestimates | Total auto
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves			(57)
Reserve reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves			(168)
Reserve reestimates | Other personal lines
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	94	15	89
Catastrophe loss reestimates
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	130	163	169
Catastrophe loss reestimates | Homeowners
Increase (decrease) in claims and claims expense
Net increase (decrease) to reserves	$ (69)	$ (23)